Cover page	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39255
Entity Registrant Name	International General Insurance Holdings Ltd.
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	74 Abdel Hamid Sharaf Street
Entity Address, Postal Zip Code	P.O. Box 941428
Entity Address, City or Town	Amman 11194
Entity Address, Country	JO
Title of 12(b) Security	Common shares, $0.01 par value per share
Trading Symbol	IGIC
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	42,842,216
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001794338
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	74 Abdel Hamid Sharaf Street
Entity Address, Postal Zip Code	P.O. Box 941428
Entity Address, City or Town	Amman 11194
Entity Address, Country	JO
Contact Personnel Name	Rawan Alsulaiman
City Area Code	+962
Local Phone Number	6 562 2009
Contact Personnel Email Address	Rawan.Alsulaiman@iginsure.com